Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) classAction	Dec. 31, 2022 GBP (£)
Contingent liabilities, commitments and guarantees [Line Items]
Number of class actions | classAction	2
Estimated financial effect of contingent liabilities	£ 2,741	£ 2,986
Gross loan commitments	144,332	143,795
Maximum exposure
Contingent liabilities, commitments and guarantees [Line Items]
Irrevocable commitments and guarantees	75,573	£ 74,692
Legal proceedings contingent liability
Contingent liabilities, commitments and guarantees [Line Items]
Increase in current tax liabilities	895
Reduction in deferred tax asset	£ 295